Debt - Convertible Notes due 2027 (Details) $ / shares in Units, $ in Thousands, equityInstrument in Millions	Dec. 17, 2020 USD ($) tradingDay equityInstrument $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Face amount of debt instrument		$ 1,911,459	$ 2,023,709
Equity		3,466,611	3,096,550		$ 2,797,839		$ 2,536,591
Additional Paid-In Capital
Debt Instrument [Line Items]
Equity		1,868,015	1,818,508		1,834,169		1,777,017
Retained Earnings
Debt Instrument [Line Items]
Equity		$ 2,160,173	1,791,740		1,323,091		1,178,457
Impact of Change in Accounting Policy
Debt Instrument [Line Items]
Equity					(53,789)		(15,074)
Impact of Change in Accounting Policy | Additional Paid-In Capital
Debt Instrument [Line Items]
Equity				$ (54,100)	(54,052)
Impact of Change in Accounting Policy | Retained Earnings
Debt Instrument [Line Items]
Equity				$ 300	263	$ 15,100	$ (15,074)
Convertible Notes due 2027 | Senior Unsecured Notes
Debt Instrument [Line Items]
Stated interest rate	0.00%	0.00%
Face amount of debt instrument	$ 500,000	$ 500,000	$ 500,000
Net proceeds from the issuance of convertible debt	497,600
Payments of debt issuance costs	$ 3,700
Liability component of convertible debt					445,900
Equity component of convertible debt					$ 54,100
Effective interest rate	1.65%
Conversion rate	0.01238825
Conversion price (in USD per share) | $ / shares	$ 80.7218
Shares underlying conversion (in shares) | equityInstrument	6.2
Threshold trading days | tradingDay	20
Consecutive trading days | tradingDay	30
Threshold percentage of stock price trigger	130.00%
Threshold days for parity event or trading price unavailability event	10 days
Threshold percentage of average daily volume-weighted average trading price of common stock	25.00%